Combined Carve-out Statement of Profit or Loss and Other Comprehensive Income - Vasta Platform (Successor) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Primary Financial Statement [Line Items]
Net revenue from sales and services	R$ 246,361	R$ 989,683
Sales	241,221	971,250
Services	5,140	18,433
Cost of goods sold and services	(69,903)	(447,049)
Gross profit	176,458	542,634
Operating income (expenses)
General and administrative expenses	(84,898)	(276,427)
Commercial expenses	(51,151)	(184,592)
Other operating income	7,615	5,136
Other operating expenses	(4,747)
Impairment losses on trade receivables	(2,283)	(4,297)
(Loss) / Profit before finance results and taxes	40,994	82,454
Finance results
Finance income	3,910	5,416
Finance costs	(41,214)	(178,185)
Total finance result	(37,304)	(172,769)
(Loss) Profit before income tax and social contribution	3,690	(90,315)
Income tax and social contribution
Current	(4,750)	(22,113)
Deferred	20	51,720
Net loss for the period/year	(1,040)	(60,708)
Other comprehensive (loss) for the year / period
Total comprehensive loss for the period/year	(1,040)	(60,708)
Vasta Platform (Successor)
Primary Financial Statement [Line Items]
Net revenue from sales and services	246,361	989,683
Sales	241,221	971,250
Services	5,140	18,433
Cost of goods sold and services	(69,903)	(447,049)
Gross profit	176,458	542,634
Operating income (expenses)
General and administrative expenses	(84,898)	(276,427)
Commercial expenses	(51,151)	(184,592)
Other operating income	7,615	5,136
Other operating expenses	(4,747)
Impairment losses on trade receivables	(2,283)	(4,297)
(Loss) / Profit before finance results and taxes	40,994	82,454
Finance results
Finance income	3,910	5,416
Finance costs	(41,214)	(178,185)
Total finance result	(37,304)	(172,769)
(Loss) Profit before income tax and social contribution	3,690	(90,315)
Income tax and social contribution
Current	(4,750)	(22,113)
Deferred	20	51,720
Net loss for the period/year	(1,040)	(60,708)
Other comprehensive (loss) for the year / period
Total comprehensive loss for the period/year	R$ (1,040)	R$ (60,708)